April 21, 2011

Dreyfus Premier Short Intermediate Municipal Bond Fund

-          Dreyfus Short-Intermediate Municipal bond Fund

Supplement to Prospectus

dated August 1, 2010

The following information supersedes and replaces any contrary information contained in the sections of the fund’s prospectuses entitled “Fund Summary - Portfolio Management” and “Fund Details - Management”:

The fund’s primary portfolio managers are James Welch and Thomas Casey, positions they have held since November 2009 and April 2011, respectively.  Mr. Welch is a portfolio manager for Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation (Dreyfus), where he has been employed since April 2009.  Mr. Welch is a portfolio manager for a number of national and state-specific municipal bond funds managed by Dreyfus, where he has been employed since October 2001.  Mr. Casey is a senior portfolio manager for tax sensitive strategies at Standish, where he has been employed since 1993.  Mr. Casey also has been employed by Dreyfus since April 2009.

April 21, 2011

Dreyfus Premier Short Intermediate Municipal Bond Fund

-          Dreyfus Short-Intermediate Municipal bond Fund

Supplement to Statement of Additional Information

dated August 1, 2010

The following information supersedes and replaces any contrary information contained in the sections of the Fund’s Statement of Additional Information entitled “Management Arrangements – Portfolio Management” and “Management Arrangements – Additional Information About the Portfolio Managers”:

Portfolio Management.  The Fund’s primary portfolio managers are James Welch and Thomas Casey.

Additional Information About the Portfolio Managers.  The following table lists the number and types of other accounts advised by the Fund’s primary portfolio managers and assets under management in those accounts as of February 28, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed
James Welch	9	$4.9B	0	N/A	130	$1.1B
Thomas Casey	0	N/A	0	N/A	131	$1.6B

None of the funds or accounts are subject to a performance-based advisory fee.

The dollar range of Fund shares beneficially owned by the primary portfolio managers are as follows as of February 28, 2011:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
James Welch	None
Thomas Casey	None